Annual Total Returns [BarChart] - Voya Global High Dividend Low Volatility Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(4.18%)
2012	14.74%
2013	13.46%
2014	4.65%
2015	(2.85%)
2016	5.53%
2017	23.10%
2018	(9.26%)
2019	21.06%
2020	(1.27%)